UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21331



Wells Fargo Advantage Multi-Sector Income
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 10/31

Date of reporting period: 07/01/10 - 06/30/11


Item 1. Proxy Voting Record


========= WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (CLOSED END) ==========


EATON VANCE LIMITED DURATION INCOME FUND

Ticker:       EVV            Security ID:  27828H105
Meeting Date: FEB 25, 2011   Meeting Type: Annual
Record Date:  DEC 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Thomas E. Faust, Jr.     For       For          Management
1.2   Elect Director William H. Park          For       For          Management


--------------------------------------------------------------------------------

LMP CORPORATE LOAN FUND INC.

Ticker:       TLI            Security ID:  50208B100
Meeting Date: JAN 28, 2011   Meeting Type: Annual
Record Date:  DEC 03, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Daniel P. Cronin         For       For          Management
1.2   Elect Director Leslie H. Gelb           For       For          Management


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 30, 2011



*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.